UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05739

Name of Fund: BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniEnhanced Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.3%
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.50%, 1/01/22	$2,750	$2,766,033
4.75%, 1/01/25	2,200	2,212,826

		4,978,859
Alaska — 0.7%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	990	1,155,716
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC):
6.00%, 9/01/19 (a)	765	888,494
6.00%, 9/01/28	435	505,222

		2,549,432
Arizona — 1.4%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,500	1,589,340
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	2,700	3,030,723
5.00%, 10/01/29	400	448,464

		5,068,527
California — 19.1%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC) (b):
5.40%, 10/01/17	10,185	10,768,091
5.45%, 10/01/17	3,700	3,914,008
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	6,310,600
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC), 0.00%, 8/01/37 (c)	2,400	900,912
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	550	625,389
Sutter Health, Series B, 5.88%, 8/15/31	1,200	1,437,108

Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/37	$1,090	$1,295,737
California State University, Refunding RB, Series A:
5.00%, 5/01/17 (a)	850	879,002
5.00%, 11/01/37	1,150	1,187,248
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,480	1,727,293
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,420	1,521,629
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	850	1,006,434
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/17 (a)	1,500	1,533,960
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,175	2,653,195
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	1,300	1,359,384
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (b)	2,500	2,196,100
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 8/01/36 (c)	3,750	2,050,650
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 8/01/38 (c)	5,000	2,579,700
San Diego California Unified School District, GO, CAB, Election of 2008 (c):
Series C, 0.00%, 7/01/38	1,600	797,760
Series G, 0.00%, 7/01/34	650	310,278
Series G, 0.00%, 7/01/35	690	309,741
Series G, 0.00%, 7/01/36	1,035	436,936
Series G, 0.00%, 7/01/37	690	274,234
San Diego California Unified School District, GO, Refunding, Series R-1 (c):
0.00%, 7/01/30	5,000	3,423,150

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
California (continued)
San Diego California Unified School District, GO, Refunding, Series R-1 (c) (continued):
0.00%, 7/01/31	$1,280	$844,058
San Diego Community College District California, GO, CAB, Election of 2006 (c):
0.00%, 8/01/31	2,145	1,174,838
0.00%, 8/01/32	2,680	1,377,547
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	700	820,183
5.00%, 8/01/38	600	701,430
San Mateo County Community College District, GO, CAB, Election of 2001, Series C (NPFGC), 0.00%, 9/01/30 (c)	12,740	9,179,552
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 8/01/36 (c)	5,500	2,926,385
West Basin Municipal Water District California, COP, Refunding, Series B (AGC), 5.00%, 8/01/30	5,035	5,426,522

		71,949,054
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	2,000	2,295,480
District of Columbia — 1.4%
District of Columbia Ballpark Revenue, RB, Series B-1, 5.00%, 2/01/31	5,360	5,371,363
Florida — 14.7%
City of Tallahassee Florida Energy System Revenue, RB, (NPFGC):
5.00%, 10/01/32	4,000	4,198,600
5.00%, 10/01/37	7,500	7,861,500
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	1,600	1,881,296
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (a)	850	934,286
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/17 (a)	2,625	2,733,780

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	$1,450	$1,671,661
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	4,050	4,395,222
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	960	1,128,662
5.38%, 10/01/32	3,160	3,668,507
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/18 (a)	1,400	1,538,152
County of Miami-Dade Florida, RB, Seaport:
Series A, 6.00%, 10/01/38	2,025	2,537,487
Series B, AMT, 6.00%, 10/01/30	640	803,546
Series B, AMT, 6.25%, 10/01/38	415	528,150
Series B, AMT, 6.00%, 10/01/42	660	812,249
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, 5.00%, 10/01/34	190	223,372
County of Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	2,995	3,567,704
County of Miami-Dade School Board Foundation, Inc., 5.00%, 5/01/18 (a)	10,000	10,767,800
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	2,000	2,358,000
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	275	306,391
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	2,000	2,352,060

2	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
Florida (continued)
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT (continued):
5.38%, 10/01/29	$1,050	$1,243,830

		55,512,255
Georgia — 3.4%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,150	1,222,818
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	500	619,930
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 1/01/25	7,475	10,535,564
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	140	164,079
5.00%, 4/01/44	380	438,763

		12,981,154
Illinois — 16.8%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A, 5.75%, 1/01/39	5,110	5,990,351
City of Chicago Illinois, GO, Refunding, Series A, Project, 5.25%, 1/01/33	1,185	1,229,153
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/35	400	411,572
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	715	746,975
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	2,220	2,360,548
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	900	1,049,823
Sales Tax Receipts, 5.25%, 12/01/36	595	663,050
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	45	50,382

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, RB, Carle Foundation, Series A:
5.75%, 8/15/34	$650	$773,968
6.00%, 8/15/41	1,000	1,201,120
Illinois Finance Authority, Refunding RB, Silver Cross Hospital and Medical Centers:
4.13%, 8/15/37	700	748,790
5.00%, 8/15/44	350	404,184
Illinois HDA, RB, Liberty Arms Senior Apartments, M/F Housing, Series D, AMT (AMBAC), 4.88%, 7/01/47	2,090	2,101,056
Illinois Municipal Electric Agency, RB, Series A (NPFGC), 5.25%, 2/01/17 (a)	1,000	1,024,000
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30 (b)	12,490	12,538,586
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, GO, Refunding, 5.25%, 1/01/33	9,145	10,861,059
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC) (c):
0.00%, 12/15/26	5,000	3,579,050
0.00%, 12/15/33	9,950	5,181,661
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (c)	3,450	1,149,954
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	675	809,433
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	5,555	6,316,924
State of Illinois, GO:
5.25%, 2/01/33	830	921,674
5.50%, 7/01/33	820	922,164
5.25%, 2/01/34	830	918,793
5.50%, 7/01/38	445	495,806

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
Illinois (continued)
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	$905	$1,044,270

		63,494,346
Indiana — 1.0%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,100	1,309,968
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	515	578,937
Private Activity Bond, Ohio River Bridges, AMT, 5.00%, 7/01/40	890	1,009,420
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.25%, 1/01/29	600	664,380

		3,562,705
Iowa — 3.1%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/19 (a)	5,725	6,572,414
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	2,270	2,453,552
5.70%, 12/01/27	1,025	1,101,086
5.80%, 12/01/29	695	745,471
5.85%, 12/01/30	730	783,604

		11,656,127
Louisiana — 1.2%
City of New Orleans Louisiana Aviation Board, RB, Series B, AMT, 5.00%, 1/01/40	2,795	3,248,880
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,250	1,404,475

		4,653,355
Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/46	1,035	1,195,146
Massachusetts — 1.5%
Massachusetts DFA, Refunding RB, Series A, 5.00%, 10/01/43	370	433,385

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	$950	$1,008,131
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,280	1,523,686
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	2,530	2,638,916

		5,604,118
Michigan — 2.5%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	2,500	2,703,025
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	400	450,320
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,700	2,023,255
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/21 (a)	20	24,234
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	1,040	1,209,323
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	145	169,537
Series I-A, 5.38%, 10/15/41	700	818,454
Series II-A (AGM), 5.25%, 10/15/36	900	1,050,048
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	580	624,648

4	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	$380	$446,017

		9,518,861
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	385	436,370
6.50%, 11/15/38	2,115	2,366,939

		2,803,309
Nebraska — 1.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	750	860,332
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 9/01/32	5,000	5,707,900

		6,568,232
Nevada — 1.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)	850	969,782
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	500	561,780
(AGM), 5.25%, 7/01/39	3,800	4,272,226
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (NPFGC), 4.75%, 9/01/36	75	75,080

		5,878,868
New Jersey — 8.9%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, Private Activity Bond, AMT, 5.38%, 1/01/43	895	1,041,297
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	3,125	3,159,187
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	7,800	7,885,332

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB (continued):
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	$685	$798,039
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	1,975	2,223,514
School Facilities Construction (AGC), 6.00%, 12/15/34	25	27,983
Series WW, 5.25%, 6/15/33	155	176,554
Series WW, 5.00%, 6/15/34	205	228,946
Series WW, 5.00%, 6/15/36	925	1,030,062
Series WW, 5.25%, 6/15/40	265	300,764
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/26	480	546,216
5.75%, 12/01/27	3,115	3,567,049
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	970	1,037,861
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	1,460	1,635,755
Transportation Program, Series AA, 5.00%, 6/15/38	1,760	1,953,125
Transportation System, Series A, 5.50%, 6/15/41	2,000	2,230,040
Transportation System, Series AA, 5.50%, 6/15/39	1,150	1,301,466
Transportation System, Series B, 5.50%, 6/15/31	1,000	1,133,980
Transportation System, Series B, 5.00%, 6/15/42	2,500	2,701,650
Transportation System, Series D, 5.00%, 6/15/32	625	704,631

		33,683,451
New York — 6.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	1,425	1,712,465
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,600	1,791,520

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	$2,750	$3,079,175
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,480	1,804,964
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo, Series A (AGM), 5.75%, 5/01/17 (a)	1,500	1,559,070
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	700	827,680
Metropolitan Transportation Authority, RB, Series C:
6.50%, 11/15/18 (a)	2,985	3,381,109
6.50%, 11/15/28	1,015	1,149,843
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56 (d)	1,500	1,851,814
New York Transportation Development Corp., RB, Laguardia Airport Terminal B Redevelopment Project, Series A (AMT), 5.00%, 7/01/46	2,915	3,337,908
State of New York Dormitory Authority, RB, Series B, 5.75%, 3/15/36	1,200	1,359,924
State of New York HFA, RB, Affordable Housing, M/F, Series B, AMT, 5.30%, 11/01/37	2,500	2,561,175

		24,416,647
Ohio — 1.5%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	530	664,069
State of Ohio Turnpike Commission, RB, CAB, Junior Lien, Infrastructure Projects, Series A-2, 0.00%, 2/15/37 (c)	10,000	5,053,300

		5,717,369
Pennsylvania — 6.2%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	1,600	1,838,496
County of Westmoreland Municipal Authority, RB, (BAM), 5.00%, 8/15/42 (e)	900	1,064,412

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Finco LP, AMT:
5.00%, 12/31/34	$7,290	$8,615,103
5.00%, 12/31/38	1,305	1,538,504
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	2,480	2,966,031
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	620	747,391
Series A-1, 5.00%, 12/01/46	3,320	3,953,655
Series C, 5.50%, 12/01/33	555	688,672
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	575	680,605
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	765	909,126
Philadelphia School District, GO, Series E:
6.00%, 9/01/18 (a)	5	5,557
6.00%, 9/01/38	395	419,798

		23,427,350
Rhode Island — 1.1%
Rhode Island Commerce Corp., RB, Airport Corporation, 5.00%, 7/01/41	215	255,725
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	1,055	1,127,943
5.00%, 6/01/50	2,630	2,817,992

		4,201,660
South Carolina — 6.0%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	115	141,816
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	2,330	2,731,692
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,000	3,363,300
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	8,725	10,506,296
Series E, 5.50%, 12/01/53	745	886,341

6	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series B, 5.00%, 12/01/38	$2,080	$2,451,051
Series A, 5.50%, 1/01/19 (a)(f)	80	89,371
Series A, 5.50%, 1/01/19 (a)	920	1,027,769
Series E, 5.25%, 12/01/55	1,050	1,269,671

		22,467,307
Tennessee — 1.5%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Vanderbilt University, Series B, 5.50%, 10/01/19 (a)	5,000	5,749,000
Texas — 13.4%
Central Texas Turnpike System, Refunding RB, CAB, Series B, 0.00%, 8/15/37 (c)	890	399,103
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
5.38%, 5/15/19 (a)	1,280	1,446,067
6.00%, 5/15/19 (a)	1,990	2,282,550
6.00%, 11/15/35	110	126,491
5.38%, 11/15/38	70	78,205
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	575	682,824
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (c)	2,130	996,542
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	899,160
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,975	2,246,918
Series D, 5.00%, 11/01/42	1,500	1,703,340
Series H, 5.00%, 11/01/32	3,000	3,451,620
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	975	1,186,516
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (c)	3,420	1,464,136

Municipal Bonds	Par (000)	Value
Texas (continued)
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/17 (a)	$1,725	$1,766,503
North Texas Tollway Authority, Refunding RB:
1st Tier System (NPFGC), 5.75%, 1/01/18 (a)	600	643,692
1st Tier System (NPFGC), 5.75%, 1/01/40	195	207,788
1st Tier System, Series A, 6.00%, 1/01/19 (a)	2,270	2,560,197
1st Tier System, Series A (NPFGC), 6.00%, 1/01/28	525	589,953
1st Tier System, Series K-2 (AGC), 6.00%, 1/01/19 (a)	4,015	4,528,278
1st Tier System, Series S, 5.75%, 1/01/18 (a)	805	863,620
1st Tier, Series K-1 (AGC), 5.75%, 1/01/19 (a)	3,800	4,263,030
Series B, 5.00%, 1/01/40	495	580,165
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (c):
0.00%, 9/15/35	4,990	2,231,179
0.00%, 9/15/36	11,525	4,848,222
0.00%, 9/15/37	8,245	3,268,730
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	705	798,511
Natural Gas Utility Improvements, 5.00%, 12/15/31	1,190	1,354,565
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group:
5.00%, 12/31/45	820	954,054
5.00%, 12/31/50	455	529,584
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	3,080	3,584,504

		50,536,047
Utah — 1.4%
Utah Transit Authority, RB, Series A, 5.00%, 6/15/18 (a)	5,000	5,413,450
Washington — 1.1%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/17 (a)	1,600	1,688,672

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
Washington (continued)
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	$1,015	$1,192,452
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	525	582,451
5.25%, 10/01/39	625	701,275

		4,164,850
Wisconsin — 0.8%
Public Finance Authority, RB, KU Campus Development Corp., Central District Development Project, 5.00%, 3/01/46	1,100	1,301,234
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,375	1,556,019

		2,857,253
Total Municipal Bonds — 121.4%		458,275,575

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Arizona — 0.4%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	1,200	1,336,608
California — 1.9%
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (a):
5.00%, 5/01/18	466	502,424
5.00%, 5/01/18	2,344	2,526,053
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	2,500	2,614,200
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	404	459,122

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
University of California, RB, Series O, 5.75%, 5/15/19 (a)	$840	$959,967

		7,061,766
Colorado — 2.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 7/01/34 (f)	900	1,009,260
5.00%, 2/01/41	7,000	7,779,170

		8,788,430
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,381	1,666,537
District of Columbia — 1.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	1,005	1,162,121
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(f)	1,779	1,984,537
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,530	2,946,210

		6,092,868
Florida — 4.2%
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	4,480	5,262,656
County of Miami-Dade Florida Water & Sewer System, (AGC), 5.00%, 10/01/39	4,621	5,293,879
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (a)	3,544	4,048,900
State of Florida Board of Education, GO, Refunding, Series C, 5.00%, 6/01/18	1,349	1,413,598

		16,019,033
Illinois — 3.8%
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42 (f)	260	282,275
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (f)	4,399	4,877,154

8	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Illinois (continued)
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series A, 5.00%, 1/01/40	$2,730	$3,280,513
Senior Priority, Series B, 5.50%, 1/01/18 (a)	1,880	2,011,017
Senior, Series B, 5.00%, 1/01/40	1,050	1,261,836
Series A, 5.00%, 1/01/38	2,138	2,478,502

		14,191,297
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/46	1,461	1,751,398
Michigan — 3.2%
Michigan Finance Authority, RB:
Beaumont Health Credit Group, 5.00%, 11/01/44	1,970	2,348,183
Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	7,510	8,757,035
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	870	1,040,024

		12,145,242
Nevada — 4.2%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)(f)	3,778	4,310,029
County of Clark Nevada Water Reclamation District, GO, Series B (a):
Limited Tax, 5.75%, 7/01/19	1,829	2,093,530
5.50%, 7/01/19	4,499	5,089,864
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 6/01/46	3,460	4,227,117

		15,720,540
New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	800	989,376

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	$1,840	$2,035,764

		3,025,140
New York — 4.2%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (a)	290	317,862
5.75%, 6/15/40	970	1,062,945
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	5,680	6,782,333
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	1,665	2,039,592
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,470	4,303,945
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	1,300	1,432,548

		15,939,225
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	580	646,300
South Carolina — 0.4%
South Carolina Public Service Authority, Refunding RB, Series A (a):
5.50%, 1/01/19	102	113,468
5.50%, 1/01/19	1,175	1,312,006

		1,425,474
Texas — 0.6%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	2,200	2,252,272

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2016	9

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	$350	$395,301
Washington — 2.1%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	4,004	4,226,097
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	2,880	3,760,042

		7,986,139
Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	1,980	2,261,417
Series C, 5.25%, 4/01/39 (f)	1,430	1,558,004

		3,819,421
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.9%		120,262,991
Total Long-Term Investments (Cost — $511,594,126) — 153.3%		578,538,566

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.26% (g)(h)	3,192,017	$3,192,017
Total Short-Term Securities (Cost — $3,192,017) — 0.8%		3,192,017
Total Investments (Cost — $514,786,143*) — 154.1%		581,730,583
Other Assets Less Liabilities — 0.7%		2,608,192
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.6)%		(62,749,216)
Loan for TOB Trust Certificates — (0.5)%		(1,750,000)
VRDP Shares, at Liquidation Value Net of Deferred Offering Costs — (37.7)%		(142,288,394)

Net Assets Applicable to Common Shares — 100.0%		$377,551,165

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$451,069,356

Gross unrealized appreciation	$66,948,774
Gross unrealized depreciation	(722,660)

Net unrealized appreciation	$66,226,114

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(c)	Zero-coupon bond.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(e)	When-issued security.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2016 to December 1, 2029, is $12,159,543.

(g)	Current yield as of period end.

(h)	During the period ended July 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

10	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,133,375	1,058,642	3,192,017	$3,192,017	$1,630

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
DFA	Development Finance Agency
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(28)	5-Year U.S. Treasury Note	September 2016	$3,416,437	$3,591
(52)	10-Year U.S. Treasury Note	September 2016	$6,918,438	(14,752)
(34)	Long U.S. Treasury Bond	September 2016	$5,930,875	(183,233)
(5)	Ultra U.S. Treasury Bond	September 2016	$952,656	(21,236)
Total				$(215,630)

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2016	11

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$578,538,566	—	$578,538,566
Short-Term Securities	$3,192,017	—	—	3,192,017

Total	$3,192,017	$578,538,566	—	$581,730,583

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$3,591	—	—	$3,591
Liabilities:
Interest rate contracts	(219,221)	—	—	(219,221)

Total	$(215,630)	—	—	$(215,630)

[1]    See above Schedule of Investments for values in each state.

[2]    Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

12	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2016

Schedule of Investments (concluded)	BlackRock MuniEnhanced Fund, Inc. (MEN)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$11,930	—	—	$11,930
Cash pledged for futures contracts	246,900	—	—	246,900
Liabilities:
TOB Trust Certificates	—	$(64,435,113)	—	(64,435,113)
Loan for TOB Trust Certificates	—	(1,750,000)	—	(1,750,000)
VRDP Shares at Liquidation Value	—	(142,500,000)	—	(142,500,000)

Total	$258,830	$(208,685,113)	—	$(208,426,283)

During the period ended July 31, 2016, there were no transfers between levels.

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2016	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniEnhanced Fund, Inc.

Date:	September 21, 2016